Income taxes - Significant components of deferred tax assets and liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥ 43,007	¥ 38,105
Investments in subsidiaries and affiliates	3,604	310
Valuation of financial instruments	128,286	123,754
Accrued pension and severance costs	5,224	6,571
Other accrued expenses and provisions	118,047	86,813
Operating losses	477,481	462,392
Lease liabilities	39,964	45,937
Other	20,477	19,994
Gross deferred tax assets	836,090	783,876
Less—Valuation allowances	(588,426)	(571,017)	¥ (595,668)	¥ (515,068)
Total deferred tax assets	247,664	212,859
Deferred tax liabilities
Investments in subsidiaries and affiliates	129,826	120,341
Valuation of financial instruments	98,372	107,997
Undistributed earnings of foreign subsidiaries	17,816	3,014
Valuation of fixed assets and intangible assets	58,329	22,930
Right-of-use assets	35,219	41,413
Other	13,030	5,760
Total deferred tax liabilities	352,592	301,455
Net deferred tax assets (liabilities)	¥ (104,928)	¥ (88,596)